Stockholder's equity and reserves	12 Months Ended
Dec. 31, 2021
Stockholder's equity and reserves
Stockholder's equity and reserves

(25) Stockholders’ equity and reserves

a)   Capital risk management

An adequate capital risk management allows ongoing business continuity and the maximization of the return towards the Company’s investors, which is why the Company has taken actions that ensure the Company maintains an adequate balance of the funding sources that build its capital structure.

Within its activities in risk management, the Company ensures that the ratio between financial debt and EBITDA of the last 12 months does not exceed 2.75 times and that the interest coverage ratio is at least 3 to 1.

During 2021, 2020 and 2019 these ratios were below the thresholds established by the Company’s Risk Committee.

b)   Common stock and premiums

As of December 31, 2021, 2020 and 2019, the Company’s capital stock is represented by 600,000,000 Series “B” registered shares with a par value of $1 peso per share.

The Robinson Bours family owned 439,500,000 shares through two family trusts: the placement trust and the control trust, which collectively represented 73.25% of the Company’s total shares. The remaining 26.75% represents the floating position:

	Shareholding integration
	as of December 31, 2021,
	2020 and 2019
	Shares(1)	Position
Familiar Trusts	439,500,000	73.25%
- Control Trust	312,000,000	52.00%
- Placement Trust	127,500,000	21.25%
Floating Position (2)	160,500,000	26.75%

(1)	All Series B shares with voting power.
(2)	Operating at the BMV and the NYSE.

Based on the information provided to the Company, as of December 31, 2021, stockholders with 1% or more interest in the Company, in addition to the family trusts, are as follows:

	Shares	Position
GBM Fondo de Inversión Total, S.A. de C.V.	12,908,807	2.15%
Norges Bank Investment Management (Norway)	8,488,994	1.41%
Renaissance Technologies LLC	7,749,588	1.29%
Tweedy, Browne Company LLC	6,736,874	1.12%

c)   Other comprehensive income items

i. Foreign currency translation reserve

This concept is related to the translation of the Company’s U.S. operations from their functional currency (U.S. dollar) to the reporting currency, the Mexican peso.

ii. Actuarial remeasurements

Actuarial remeasurements are recognized as other components of comprehensive income and are related to variations in actuarial assumptions that generate actuarial gains or losses as well as adjust the actual yields from plan assets from the net interest cost calculated over the net defined benefits liability balance. Actuarial remeasurements are presented net of income tax within other comprehensive income in the consolidated statement of changes in stockholders’ equity, the amount of these actuarial remeasurements net of taxes as of December 31, 2021, 2020 and 2019 amounts to $272,527, $268,692 and $195,905, which includes a deferred tax effect of $116,074, $114,430 and $83,236, respectively.

iii. Derivatives classified as hedging instruments

Derivatives classified as hedging instruments, are a hedge of the exposure to the variability of cash flows that is attributable to a particular risk associated with a recognized asset or liability or a forecasted transaction that may affect the income statement.

A cash flow hedge, which meets all the hedging criteria, is accounted for as follows:

●	A portion of the gain or loss of the hedging instrument that is determined to be effective is recognized in other comprehensive income; and
●	The ineffective portion of the gain or loss of the hedging instrument is recognized immediately in the income statement.

The amount of cash flow hedges as of December 31, 2021, 2020 and 2019 amounts to $49,751, $267,352 and $19,771, respectively.

d)   Reserve for repurchase of shares

In 1998, the Company approved a stock repurchase plan in conformity with the Mexican Securities Trading Act and created a reserve for that purpose of $180,000 charged to retained earnings in such year.

On April 28, 2021, pursuant to a resolution at the General Ordinary Stockholders’ Meeting, an amount of $1,224,000 was approved to be used in the reserve for acquisition own shares.

The following table shows the movements of the reserve for acquisition of shares during the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Balance as of January 1	152,768	100,396	86,928
(+) Total shares purchased	649,543	212,860	133,488
(-) Total shares sold	(182,768)	(160,488)	(120,020)
Balance as of December 31	619,543	152,768	100,396

The net amount of repurchase and treasury share sale transactions was of ($32,331), ($3,509) and ($1,474), during the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021, the Company has 619,543 treasury shares.

e)   Dividends

During the years ended December 31, 2021, 2020 and 2019, the Company has declared and paid the following dividends:

On April 28, 2021, the Company declared a payment of dividends in cash at nominal value of $851,619 or $1.42 pesos per outstanding share. The payment was made in two equal installments, on May 19 and July 14, 2021.

On April 22, 2020, the Company declared a payment of dividends in cash at nominal value of $791,744 or $1.32 pesos per outstanding share. The payment was made in two equal installments, on May 12 and July 7, 2020.

On April 24, 2019, the Company declared a payment of dividends in cash at nominal value of $840,000 or $1.40 pesos per outstanding share. The payment was made in two equal installments, on May 14 and July 9, 2019.

Dividends that the Company pays to stockholders are subject to ISR solely insofar as such dividends exceed the balance in its net tax income account (“CUFIN”) consisting of income in which ISR is already paid by the Company. The ISR paid on dividends corresponds to a tax payable by legal entities and not by individuals. However, as a result of changes to the income tax law described in note 20(a), beginning on January 1, 2014, a new withholding tax of 10% for resident individuals in Mexico and for all residents in foreign countries who receive dividends from entities was established. Such tax is considered a withholding tax by the entity that pays the dividends. This tax will be applicable only to the income generated from period 2014. Thus, the Company must update its CUFIN from income generated up to December 31, 2013 and must calculate a new CUFIN with the income generated from January 1, 2014.

The Company obtains most of its revenue and net income from BSACV. For fiscal years 2021, 2020 and 2019, net income of BSACV, accounted for 63%, 61% and 63%, respectively, of consolidated net income. Dividends for which BSACV pays ISR will be credited to the Company’s CUFIN account, and accordingly, any future liabilities arising from ISR will be incurred when such amounts are distributed as dividends to the stockholders.

f)   Tax balances of stockholders’ equity

	Balance as	Balance
CUFIN	2013	from 2014	Total
IBSA individual	$5,858,638	11,676,526	17,535,164
IBSA Consolidated	6,189,929	26,957,219	33,147,148

The restated amount as of December 31, 2021, on tax bases of the contributions made by stockholders (“CUCA”), totaling $3,382,568, may be refunded to them tax-free, to the extent that such amount is the same or higher than equity.